Retirement Benefit Plans - Principal Assumptions Used for Actuarial Valuations (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Plan [line items]
Discount rates	1.00%	1.50%
Bottom of range [Member]
Disclosure Of Defined Plan [line items]
Expected rates of salary increase	1.20%	1.20%
Top of range [Member]
Disclosure Of Defined Plan [line items]
Expected rates of salary increase	2.00%	2.00%